BANK FINANCIAL ASSETS AND LIABILITIES - Bank deposits and loans to customers (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	₽ 205,936	₽ 116,668
Less: current portion	(87,594)	(52,676)
Bank deposits and loans to customers, non-current	118,342	63,992
Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	227,080	133,114
Allowance for ECL
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	(21,144)	(16,446)
Corporate borrowers | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	28,409	26,602
Medium-sized enterprises and small businesses | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	1,706	1,736
Loans to legal entities | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	30,115	28,338
Mortgage loans | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	16,553	14,384
Consumer loans | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	139,766	65,142
Credit cards | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	36,933	21,874
Other | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	200	426
Loans to individuals | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	193,452	101,826
Time deposits with banks | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	1,781	1,770
Obligatory reserves with the Central Bank of Russia | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	1,733	1,180
Due from banks | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	3,514	2,950
Loans to customers | Gross Book Value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	₽ 223,566	₽ 130,164